CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
SALES, NET	$ 25,990,228	$ 21,352,691
Cost of goods sold	16,300,333	13,225,008
Gross Profit	9,689,895	8,127,683
EXPENSES:
Selling, general and administrative	6,464,969	6,865,633
Advertising	2,264,807	3,559,616
Total operating expenses	8,729,776	10,425,249
Operating income (loss)	960,119	(2,297,566)
Other expense:
Induced conversion expense	299,577
Interest expense	383,981	89,347
Total other expense	683,558	89,347
INCOME (LOSS) BEFORE INCOME TAX BENEFIT	276,561	(2,386,913)
Income tax benefit	524,791	465,941
NET INCOME (LOSS)	$ 801,352	$ (1,920,972)
BASIC EARNINGS (LOSS) PER COMMON SHARE	$ 0.06	$ (0.16)
DILUTED EARNINGS (LOSS) PER COMMON SHARE	$ 0.06	$ (0.16)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	12,818,487	12,037,597
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED	13,186,365	12,037,597